Segment Information - Schedule of Segment Reporting Information by Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenues	$ 3,874	$ 9,370
Total cost of revenues	1,812	29,530
Total gross profit (loss)	2,062	(20,160)
Launch Services [Member]
Segment Reporting Information [Line Items]
Total revenues	0	5,899
Total cost of revenues	0	28,193
Total gross profit (loss)	0	(22,294)
Space Products [Member]
Segment Reporting Information [Line Items]
Total revenues	3,874	3,471
Total cost of revenues	1,812	1,337
Total gross profit (loss)	$ 2,062	$ 2,134